Contractual commitments and contingent liabilities	12 Months Ended
Mar. 31, 2026
Text block 1 [Abstract]
Contractual commitments and contingent liabilities
3
2. Contractual commitments and contingent liabilities
(1) Contractual commitments
Contractual commitments relating to
the
purchase of property, plant and equipment, other assets, and services were

¥
3,807,743
 million and ¥
2,570,912
 million as of March 31, 2025 and 2026.
In the normal course of business, Toyota enters into long-term arrangements with suppliers for purchases of certain raw materials, components and services. These arrangements may contain fixed or minimum quantity purchase requirements. If the purchase quantity does not meet the fixed or minimum quantity purchase requirements, Toyota may be obligated to compensate the supplier for the shortfall in the amount determined by the contract. Toyota enters into such arrangements to facilitate an adequate supply of these materials and services.
(2) Guarantees
Toyota enters into contracts with Toyota dealers to guarantee customers’ payments of their installment payables that arise from installment contracts between customers and Toyota dealers, when requested by Toyota dealers. Guarantee periods are set to match the maturities of installment payments, and as of March 31, 2026, range from
1 month to 8 years; however, they are generally shorter than the useful lives of products sold. Toyota is required to fulfill
its guarantee primarily when customers are unable to make the required payment.
The maximum potential amounts of future payments are ¥
2,314,927
 million
and ¥
1,553,327
million
as of March 31, 2025 and 2026
,

respectively.
Liabilities for guarantees totaling ¥
8,917
 million and ¥
5,390
 million have been provided as of March 31, 2025 and 2026. Under these guarantee contracts, Toyota is entitled to recover the
 amount
s
paid by the customers whose original obligations Toyota has guaranteed.
(3) Market treatment such as recalls, damages and lawsuits
Toyota and other automakers have been named in various class actions relating to Takata airbag issues. Cases against Toyota in Brazil and Argentina are currently being litigated.
Toyota is named as a defendant in an economic loss class action lawsuit in Australia in which damages are claimed on the basis that diesel particulate filters in certain vehicle models are defective. Toyota received unfavorable judgments at first instance on April 7, 2022, on appeal on March 27, 2023, and by the High Court on November 6, 2024. The judgments included a finding that there was a perceived reduction in vehicle value of certain vehicle models. The High Court ordered that the case be remitted to the court of first instance for a re-assessment
of reduction in vehicle value damages. Other claims of economic loss in this class action lawsuit continue to be litigated at the court of first instance. In estimating the provision Toyota should record in the consolidated financial statements as a result of the aforementioned judgments, Toyota has considered various factors including the legal and factual circumstances of the case, the contents of the judgments of the court of first instance, the Federal Court of Australia, and the High Court of Australia, and the advice of legal counsel. The currently estimated probable outflow of resources related to the class action is immaterial to Toyota’s consolidated financial position, results of operations and cash flows. At this stage, however, the final outcome and the ultimate financial liability for Toyota relating to this matter cannot be reasonably estimated.

In April 2020, Toyota reported possible anti-bribery violations related to a Thai subsidiary to the SEC and the Department of Justice (“DOJ”) and has cooperated with these investigations. In June 2025, the DOJ and the SEC informed Toyota that each agency has closed its investigation into the matter.
Toyota also has various other pending legal actions and claims, including personal injury and wrongful death lawsuits and claims in the United States, as well as intellectual property litigation, and is subject to government investigations from time to time.
Beyond the amounts accrued with respect to all aforementioned matters, Toyota is unable to estimate a range of reasonably possible loss, if any, for the pending legal matters because (i) many of the proceedings are in the discovery stage, (ii) significant factual issues need to be resolved, (iii) the legal theories or nature of the claims is unclear, (iv) the outcome of future motions or appeals is unknown and/or (v) the outcomes of other matters of these types vary widely and do not appear sufficiently similar to offer meaningful guidance. Therefore, for all of the aforementioned matters, for which Toyota is in discussions to resolve, any losses that are beyond the amounts accrued could have an adverse effect on Toyota’s financial position, results of operations or cash flows.
TMC has a concentration of employees working under collective bargaining agreements, and a substantial portion of these employees are covered by agreements that will expire on
 August 31, 2027
.